Acquisition of Subsidiaries - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) £ in Thousands, $ in Millions	Jun. 30, 2019 GBP (£)	Jun. 30, 2018	Dec. 29, 2017 GBP (£) employee	Dec. 29, 2017 USD ($) employee	Jun. 30, 2017	Sep. 02, 2016 GBP (£) employee
Velocity Partners
Disclosure of detailed information about business combination [line items]
Number of employees | employee			527	527
Initial cash consideration			£ 28,586
Fair value of deferred consideration			4,198
Fair value of contingent consideration			10,933
Fair value of tax refund consideration			1,170
Total consideration transferred			44,887
Tax refund consideration due to former equity holders			1,200
Tax receivable for Washington State tax refund | $				$ 0.5
Value added tax receivables | $				$ 1.1
Percentage of voting equity interests acquired		100.00%
ISDC
Disclosure of detailed information about business combination [line items]
Number of employees | employee						286
Initial cash consideration						£ 8,862
Total consideration transferred						£ 8,862
Percentage of voting equity interests acquired					100.00%	100.00%
Not later than one year | Velocity Partners
Disclosure of detailed information about business combination [line items]
Fair value of deferred consideration	£ 3,000
Later than one year and not later than two years | Velocity Partners
Disclosure of detailed information about business combination [line items]
Fair value of deferred consideration			£ 1,500